PROPERTY AND EQUIPMENT	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2015 were as follows:

Office furniture and fixtures	$38,193
Office equipment	15,016
Total	53,209
Less: accumulated depreciation	(1,973)
Property and equipment, Net	$51,236

Depreciation expense for the period from inception to June 30, 2015, was $1,968.

Datasea [Member]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2015 were as follows:

Office furniture and fixtures	$35,975
Office equipment	20,568
Total	56,543
Less: accumulated depreciation	(8,352)
Property and equipment, Net	$48,191

Depreciation expense for the six and three months ended December 31, 2015 were $6,778 and $3,638, respectively.